Significant accounting policies (Policies)	6 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of consolidation

Basis of consolidation

These consolidated financial statements include the assets, liabilities and expenses of the Company and its wholly owned subsidiary, Silver Valley Metals Corp. (formerly American Zinc Corp.). All intercompany transactions and balances have been eliminated on consolidation.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents may include highly liquid investments with original maturities of three months or less.
Mineral rights, property and acquisition costs

Mineral rights, property and acquisition costs

The Company has been in the exploration stage since its formation on February 20, 2007 and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition and exploration of mining properties.

The Company capitalizes acquisition and option costs of mineral rights as intangible assets when there is sufficient evidence to support probability of generating positive economic returns in the future. Upon commencement of commercial production, the mineral rights will be amortized using the unit-of-production method over the life of the mineral rights. If the Company does not continue with exploration after the completion of the feasibility study, the mineral rights will be expensed at that time.

The costs of acquiring mining properties are capitalized upon acquisition. Mine development costs incurred to develop and expand the capacity of mines, or to develop mine areas in advance of production, are also capitalized once proven and probable reserves exist and the property is a commercially mineable property. Costs incurred to maintain current exploration or to maintain assets on a standby basis are charged to operations. Costs of abandoned projects are charged to operations upon abandonment. The Company evaluates the carrying value of capitalized mining costs and related property and equipment costs, to determine if these costs are in excess of their recoverable amount whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. Evaluation of the carrying value of capitalized costs and any related property and equipment costs are based upon expected future cash flows and/or estimated salvage value in accordance with Accounting Standards Codification (FASB ASC) 360-10-35, Impairment or Disposal of Long-Lived Assets.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)

3. Significant accounting policies (continued)

Equipment

Equipment

Equipment is stated at cost less accumulated depreciation. Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets, which range from 3 to 10 years. The cost of repairs and maintenance is charged to expense as incurred. Upon sale or other disposition of a depreciable asset, cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in other income or gain (expense or loss).

The Company periodically evaluates whether events and circumstances have occurred that may warrant revision of the estimated useful lives of equipment or whether the remaining balance of the equipment should be evaluated for possible impairment. If events and circumstances warrant evaluation, the Company uses an estimate of the related undiscounted cash flows over the remaining life of the equipment in measuring their recoverability.

Leases

Leases

Operating lease right of use (“ROU”) assets represent the right to use the leased asset for the lease term and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at the adoption date in determining the present value of future payments. Lease expense for minimum lease payments is amortized on a straight-line basis over the lease term and is included in operation and administration expenses in the consolidated statements of loss and comprehensive loss.

The Company is required to make additional payments for certain variable costs. These costs are expensed and included in operation and administration expenses in the consolidated statements of loss and comprehensive loss. Rental income obtained through subleases is recorded as income over the lease term and is offset against operation and administration expenses.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews and evaluates long-lived assets for impairment when events or changes in circumstances indicate the related carrying amounts may not be recoverable. The assets are subject to impairment consideration under FASB ASC 360, Property, Plant and Equipment, if events or circumstances indicate that their carrying amount might not be recoverable. When the Company determines that an impairment analysis should be done, the analysis is performed using the rules of FASB ASC 930-360-35, Extractive Activities - Mining, and 360-10-15-3 through 15-5, Impairment or Disposal of Long-Lived Assets.

Various factors could impact the Company’s ability to achieve forecasted production schedules. Additionally, commodity prices, capital expenditure requirements and reclamation costs could differ from the assumptions the Company may use in cash flow models used to assess impairment. The ability to achieve the estimated quantities of recoverable minerals from exploration stage mineral interests involves further risks in addition to those factors applicable to mineral interests where proven and probable reserves have been identified, due to the lower level of confidence that the identified mineralized material can ultimately be mined economically.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)

3. Significant accounting policies (continued)

Fair value of financial instruments

Fair value of financial instruments

The Company adopted FASB ASC 820-10, Fair Value Measurement. This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
●	Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, accounts receivable excluding HST, accounts payable, accrued liabilities, interest payable, convertible loan payable, promissory notes payable, lease liability, and other liabilities, all of which qualify as financial instruments, are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and current market rate of interest. The Company measured its DSU liability at fair value on recurring basis using level 1 inputs and derivative warrant liabilities at fair value on recurring basis using level 3 inputs.

Environmental expenditures

Environmental expenditures

The operations of the Company have been, and may in the future be, affected from time to time, in varying degrees, by changes in environmental regulations, including those for future reclamation and site restoration costs. Both the likelihood of new regulations and their overall effect upon the Company vary greatly and are not predictable. The Company’s policy is to meet, or if possible, surpass standards set by relevant legislation, by application of technically proven and economically feasible measures.

Environmental expenditures that relate to ongoing environmental and reclamation programs are expensed as incurred or capitalized and amortized depending on their future economic benefits. Estimated future reclamation and site restoration costs, when the ultimate liability is reasonably determinable, are charged against earnings over the estimated remaining life of the related business operation, net of expected recoveries. No costs have been recognized by the Company for environmental expenditures.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)

3. Significant accounting policies (continued)

Income taxes

Income taxes

The Company accounts for income taxes in accordance with Accounting Standard Codification 740, Income Taxes (“FASB ASC 740”), on a tax jurisdictional basis. The Company files income tax returns in the United States.

Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the tax bases of assets and liabilities and the consolidated financial statements reported amounts using enacted tax rates and laws in effect in the year in which the differences are expected to reverse. A valuation allowance is provided against deferred tax assets when it is determined to be more likely than not that the deferred tax asset will not be realized.

The Company assesses the likelihood of the consolidated financial statements effect of a tax position that should be recognized when it is more likely than not that the position will be sustained upon examination by a taxing authority based on the technical merits of the tax position, circumstances, and information available as of the reporting date. The Company is subject to examination by taxing authorities in jurisdictions such as the United States. Management does not believe that there are any uncertain tax positions that would result in an asset or liability for taxes being recognized in the accompanying consolidated financial statements. The Company recognizes tax-related interest and penalties, if any, as a component of income tax expense.

FSAB ASC 740 prescribes recognition threshold and measurement attributes for the consolidated financial statements recognition and measurement of a tax position taken, or expected to be taken, in a tax return. FASB ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in periods, disclosure and transition. At December 31, 2020 and June 30, 2020, the Company has not taken any tax positions that would require disclosure under FASB ASC 740.

Basic and diluted net loss per share

Basic and diluted net loss per share

The Company computes net loss per share in accordance with FASB ASC 260, Earnings per Share (“FASB ASC 260”). Under the provisions of FASB ASC 260, basic net loss per share is computed using the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options and warrants and the conversion of convertible loan payable. As of December 31, 2020, 8,015,159 stock options, 95,777,806 warrants, and 3,239,907 broker options were considered in the calculation but not included, as they were anti-dilutive (June 30, 2020 - 7,580,159 stock options, 37,844,404 warrants, and nil broker options).

Stock-based compensation

Stock-based compensation

In December 2004, FASB issued FASB ASC 718, Compensation – Stock Compensation (“FASB ASC 718”), which establishes standards for the accounting for transactions in which an entity exchanges its equity instruments for goods or services. It also addresses transactions in which an entity incurs liabilities in exchange for goods or services that are based on the fair value of the entity’s equity instruments or that may be settled by the issuance of those equity instruments. FASB ASC 718 focuses primarily on accounting for transactions in which an entity obtains employee services in share-based payment transactions. FASB ASC 718 requires that the compensation cost relating to share-based payment transactions be recognized in the consolidated financial statements. That cost will be measured based on the fair value of the equity or liability instruments issued.

The Company accounts for stock-based compensation arrangements with non-employees in accordance with ASU 505-50, Equity-Based Payments to Non-Employees, which requires that such equity instruments are recorded at the value on the grant date based on fair value of the equity or goods and services whichever is more reliable.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)

3. Significant accounting policies (continued)

Restricted share units (“RSUs”)

Restricted share units (“RSUs”)

The Company estimates the grant date fair value of RSUs using the Company’s common shares at the grant date. The Company records the value of the RSUs in paid-in capital.

Deferred share units (“DSUs”)

Deferred share units (“DSUs”)

The Company estimates the grant date fair value of the DSUs using the trading price of the Company’s common shares on the day of grant. The Company records the value of the DSUs owing to its directors as DSU liability and measures the DSU liability at fair value at each reporting date, with changes in fair value recognized as stock-based compensation in profit (loss).

Use of estimates and assumptions

Use of estimates and assumptions

Many of the amounts included in the consolidated financial statements require management to make judgments and/or estimates. These judgments and estimates are continuously evaluated and are based on management’s experience and knowledge of the relevant facts and circumstances. Actual results may differ from the amounts included in the consolidated financial statements.

Areas of significant judgment and estimates affecting the amounts recognized in the consolidated financial statements include:

Going concern

The assessment of the Company’s ability to continue as a going concern involves judgment regarding future funding available for its operations and working capital requirements as discussed in note 1.

Accrued liabilities

The Company has to make estimates to accrue for certain expenditures due to delay in receipt of third party vendor invoices. These accruals are made based on trends, history and knowledge of activities. Actual results may be different.

Convertible loans, promissory notes and warrants

Estimating the fair value of derivative warrant liability and conversion feature derivative liability requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the issuance. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the warrants and conversion feature derivative liability, volatility and dividend yield and making assumptions about them. The assumptions and models used for estimating fair value of warrants and conversion feature derivative liability are disclosed in notes 7, 8 and 10.

The fair value estimates may differ from actual fair values and these differences may be significant and could have a material impact on the Company’s balance sheets and the consolidated statements of operations. Assets are reviewed for an indication of impairment at each reporting date. This determination requires significant judgment. Factors that could trigger an impairment review include, but are not limited to, significant negative industry or economic trends, interruptions in exploration activities or a significant drop in precious metal prices.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)

3. Significant accounting policies (continued)

Concentrations of credit risk

Concentrations of credit risk

The Company’s financial instruments that are exposed to concentrations of credit risk primarily consist of its cash and cash equivalents. The Company places its cash and cash equivalents with financial institutions of high credit worthiness. At times, its cash equivalents with a particular financial institution may exceed any applicable government insurance limits. The Company’s management also routinely assesses the financial strength and credit worthiness of any parties to which it extends funds and as such, it believes that any associated credit risk exposures are limited.

Risks and uncertainties

Risks and uncertainties

The Company operates in the mineralized material exploration industry that is subject to significant risks and uncertainties, including financial, operational, and other risks associated with operating a mineralized material exploration business, including the potential risk of business failure.

Foreign currency transactions

Foreign currency transactions

The Company from time to time will receive invoices from service providers that are presenting their invoices using the Canadian dollar. The Company will use its U.S. dollars to settle the Canadian dollar liabilities and any differences resulting from the exchange transaction are reported as gain or loss on foreign exchange.

Segment reporting

Segment reporting

FASB ASC 280-10, Disclosures about Segments of an Enterprise and Related Information, establishes standards for the way that public business enterprises report information about operating segments in the Company’s consolidated financial statements. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company has one operating segment and reporting unit. The Company operates in one reportable business segment and is organized and operated as one business. Management reviews its business as a single operating segment, using financial and other information rendered meaningful only by the fact that such information is presented and reviewed in the aggregate.

Convertible loans and promissory notes payable

Convertible loans and promissory notes payable

The Company reviews the terms of its convertible loans and promissory notes payable to determine whether there are embedded derivatives, including the embedded conversion option, that are required to be bifurcated and accounted for as individual derivative financial instruments. In circumstances where the convertible debt or the promissory note contains embedded derivatives that are to be separated from the host contracts, the total proceeds received are first allocated to the fair value of the derivative financial instruments determined using the binomial model. The remaining proceeds, if any, are then allocated to the debenture cost contracts, usually resulting in those instruments being recorded at a discount from their principal amount. This discount is accreted over the expected life of the instruments to profit (loss) using the effective interest method.

The debenture host contracts are subsequently recorded at amortized cost at each reporting date, using the effective interest method. The embedded derivatives are subsequently recorded at fair value at each reporting date, with changes in fair value recognized in profit (loss).

The Company presents its embedded derivatives and related debenture host contracts as separate instruments on the consolidated balance sheets.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)